Assets and liabilities held for sale	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Assets and liabilities held for sale
4. Assets and liabilities held for sale
Assets and liabilities classified as held for sale consisted of the following:

	As at
	September 30, 2020	December 31, 2019
Assets held for sale
Cash	$—	$2
Accounts receivable	—	4
Property, plant and equipment	—	77

	$—	$83

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$—	$6
Decommissioning liability	—	7

	$—	$13

At December 31, 2019, the Company was continuing to progress through a sales process for our interest in the Peace River Oil Partnership. As a result of commodity price volatility, primarily due to the
COVID-19
pandemic, the completion of a potential transaction is uncertain at this time, thus the Company has no longer classified this asset as held for sale.